AB CarVal Credit Opportunities Fund

Portfolio of Investments

September 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

ASSET BACKED – 45.8%
Bonds – 45.8%
Alternative Energy – 0.9%
Dividend Solar Loans LLC Series 2019-1 5.68%, 08/22/2039(a)	U.S.$	522	$463,375
Mill City Solar Loan Ltd. Series 2019-1 5.92%, 03/20/2043(a) (b)		121	105,943
7.14%, 03/20/2043(a) (b)		117	82,943
Series 2019-2GS 2.00%, 07/20/2043(a) (b)		433	298,780
9.61%, 07/20/2043(a) (b) (c) (d) (e)		735	412,086
Series 2020-1 15.17%, 06/20/2047(a) (b) (c) (d) (e)		1,189	387,718

			1,750,845

Asset Backed Securities – 3.5%
Nightingale CRE Ltd. Series 2018-1 13.734% (SONIA + 8.87%), 11/30/2025(a) (d) (e) (f)	GBP	2,813	3,706,397
Retiro Mortgage Securities DAC 6.00% (EURIBOR 3 Month + 3.00%), 07/30/2075(a) (d) (e) (f)	EUR	2,070	1,904,101
Turbine Engines Securitization Ltd. Series 2013-1 5.125%, 12/13/2048(a) (d) (e)	U.S.$	1,036	942,470
6.375%, 12/13/2048(a) (d) (e)		185	151,816

			6,704,784

Collateralized Loan Obligations – 3.6%
ARES LXVII CLO Ltd. Series 2022-67A, Class E 14.065% (SOFR 3 Month + 8.78%), 01/25/2036(a) (f)		412	421,147
Avoca Static CLO I DAC Series 1X, Class E 10.565% (EURIBOR 3 Month + 6.88%), 10/15/2030(a) (f)	EUR	2,857	3,181,389
BlueMountain CLO XXVI Ltd. Series 2019-26A, Class ER 12.674% (SOFR 3 Month + 7.39%), 10/20/2034(a) (f)	U.S.$	417	413,147
Nassau Euro CLO I DAC Series 1X, Class C 6.181% (EURIBOR 3 Month + 2.70%), 12/15/2034(a) (f)	EUR	1,820	2,026,427
Palmer Square Loan Funding Ltd. Series 2022-4A, Class B 8.033% (SOFR 3 Month + 2.75%), 07/24/2031(a) (f)	U.S.$	690	693,209

			6,735,319

	Principal Amount (000)			U.S. $ Value

Commercial Loan Portfolios – 1.2%
Italy Hotels SRL Series 2022-1 0.00%, 12/31/2049(b) (d) (e)	EUR	0	**	$111
6.775% (EURIBOR 3 Month + 3.25%), 11/25/2027(a) (b) (d) (e) (f)		1,003		1,100,910
10.275% (EURIBOR 3 Month + 6.75%), 11/25/2027(a) (b) (d) (e) (f)		1,102		1,203,060
London Office DAC Series 2021 0.00%, 10/22/2026(a) (d) (e)	GBP	0	**	134
10.627% (SONIA + 5.60%), 10/22/2026(a) (d) (e) (f)		624		40,275

				2,344,490

Commercial Mortgage-Backed Securities – 13.9%
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class C 7.044% (SOFR 1 Month + 1.95%), 06/15/2035(a) (f)	U.S.$	1,735		1,722,878
Series 2018-ATRM, Class E 8.794% (SOFR 1 Month + 3.70%), 06/15/2035(a) (f)		798		790,860
BCP Trust
Series 2021-330N, Class E 8.85% (SOFR 1 Month + 3.75%), 06/15/2038(a) (f)		283		177,433
Series 2021-330N, Class F 9.846% (SOFR 1 Month + 4.75%), 06/15/2038(a) (f)		203		104,378
BOCA Commercial Mortgage Trust Series 2024, Class E 9.534% (SOFR 1 Month + 4.44%), 08/15/2041(a) (f)		930		927,672
BX Commercial Mortgage Trust Series 2022-CSMO, Class D 9.434% (SOFR 1 Month + 4.34%), 06/15/2027(a) (f)		399		397,408
BX Trust Series 2021-ARIA, Class G 8.354% (SOFR 1 Month + 3.26%), 10/15/2036(a) (f)		2,012		1,968,641
Series 2022-GPA, Class D 9.158% (SOFR 1 Month + 4.06%), 08/15/2043(a) (f)		981		978,464
Series 2022-PSB, Class F 12.43% (SOFR 1 Month + 7.33%), 08/15/2039(a) (f)		582		588,046
BXSC Commercial Mortgage Trust Series 2022-WSS, Class F 10.426% (SOFR 1 Month + 5.33%), 03/15/2035(a) (f)		1,750		1,711,202
COMM Mortgage Trust Series 2020-CBM, Class C 3.402%, 02/10/2037(a)		1,858		1,818,646

	Principal Amount (000)		U.S. $ Value

Series 2020-CBM, Class D 3.754%, 02/10/2037(a)	U.S.$	228	$222,929
CSMC Trust Series 2017-CHOP, Class F 9.794% (PRIME + 1.29%), 07/15/2032(a) (f)		220	214,972
Extended Stay America Trust Series 2021-ESH, Class G 10.212% (SOFR 1 Month + 5.11%), 07/15/2038(a) (f)		357	357,326
GS Mortgage Securities Corp. II Series 2024-70P, Class E 9.263%, 03/10/2041(a)		1,839	1,946,150
GS Mortgage Securities Corp. Trust Series 2021-ARDN, Class G 10.211% (SOFR 1 Month + 5.11%), 11/15/2036(a) (f)		500	472,862
HIH Trust Series 2024-61P, Class F 10.387% (SOFR 1 Month + 5.44%), 10/15/2041(a) (d) (e) (f)		1,900	1,895,112
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5, Class E 8.727% (SOFR 1 Month + 3.63%), 11/15/2038(a) (f)		1,608	1,576,413
Series 2021-HTL5, Class F 9.477% (SOFR 1 Month + 4.38%), 11/15/2038(a) (f)		591	577,227
LAQ Mortgage Trust Series 2023-LAQ, Class G 13.529% (SOFR 1 Month + 8.43%), 03/15/2036(a) (f)		358	365,586
MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 10.385% (SOFR 1 Month + 5.29%), 03/15/2039(a) (f)		877	864,337
PGA Trust Series 2024-RSR2, Class E 8.985% (SOFR 1 Month + 3.89%), 06/15/2039(a) (f)		500	498,592
Series 2024-RSR2, Class F 9.783% (SOFR 1 Month + 4.69%), 06/15/2039(a) (f)		1,375	1,371,331
SHR Trust Series 2024-LXRY, Class E 9.55% (SOFR 1 Month + 4.45%), 10/15/2041(a) (d) (e) (f)		700	700,000
SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 7.797% (SOFR 1 Month + 2.70%), 01/15/2039(a) (f)		1,780	1,687,671
Series 2022-MINI, Class F 8.447% (SOFR 1 Month + 3.35%), 01/15/2039(a) (f)		1,015	969,090

	Principal Amount (000)		U.S. $ Value

THPT Mortgage Trust Series 2023-THL, Class D 9.561%, 12/10/2034(a)	U.S.$	1,386	$1,433,478

			26,338,704

Consumer Asset-Backed Securities – 6.6%
BBVA Consumer Auto FTA Series 2024-1 9.088% (EURIBOR 3 Month + 5.40%), 04/21/2037(a) (f)	EUR	480	534,262
FCT Eurotruck Lease 8.615% (EURIBOR 1 Month + 5.25%), 04/30/2049(d) (e) (f)		380	422,997
11.115% (EURIBOR 1 Month + 7.75%), 04/30/2049(d) (e) (f)		1,790	1,992,537
Foundation Finance Trust Series 2024-2 9.35%, 03/15/2050(a)	U.S.$	1,076	1,073,305
GreenSky Home Improvement Trust Series 2024-1 9.00%, 06/25/2059(a)		1,100	1,128,915
Newday Funding Master Issuer PLC Series 2022-2 11.959% (SONIA + 7.00%), 07/15/2030(a) (f)	GBP	800	1,094,604
PPC Zeus DAC 7.895%, 07/23/2029(a) (d) (e)	EUR	1,517	1,686,356
SC Germany SA Compartment Consumer Series 2022-1 8.936% (EURIBOR 1 Month + 5.50%), 10/14/2036(a) (f)		631	727,562
11.936% (EURIBOR 1 Month + 8.50%), 10/14/2036(a) (f)		561	653,686
Series 2024-1 8.236% (EURIBOR 1 Month + 4.80%), 01/14/2038(a) (f)		417	464,181
Securitisation of Catalogue Assets Ltd. 9.438% (SONIA + 4.25%), 01/01/2027(d) (e) (f)	GBP	567	758,051
12.158% (SONIA + 6.97%), 01/01/2027(d) (e) (f)		986	1,318,233
16.188% (SONIA + 11.00%), 01/01/2027(d) (e) (f)		540	721,953

			12,576,642

Residential Mortgage-Backed Securities – 16.1%
Clavel Residential 3 DAC Series 2023 7.186% (EURIBOR 3 Month + 3.50%), 01/28/2076(a) (f)	EUR	513	563,678
EFMT Series 2024-INV2 7.694%, 10/25/2069(a) (d) (e)	U.S.$	4,000	3,906,768

	Principal Amount (000)		U.S. $ Value

Mill City Mortgage Loan Trust Series 2018-4 0.00%, 04/25/2066(a) (b) (c) (d) (e) (g)	U.S.$	4,005	$0
3.07%, 04/25/2066(a) (b) (d) (e)		571	313,538
3.25%, 04/25/2066(a) (b)		427	308,978
8.03%, 04/25/2066(a) (b) (c) (d) (e)		145	59,076
10.50%, 04/25/2066(a) (b) (d) (e) (g)		4,005	17,734
Series 2019-1 0.00%, 10/25/2069(a) (b) (d) (e) (g)		3,834	0
3.584%, 10/25/2069(a) (b) (d) (e)		858	478,941
12.48%, 10/25/2069(a) (b) (c) (d) (e) (g)		3,834	16,787
Series 2019-GS2 0.08%, 08/25/2059(a) (b) (d) (e) (g)		3,283	16,020
3.25%, 08/25/2059(a) (b) (d) (e)		340	248,935
3.25%, 08/25/2059(a) (b)		256	217,222
3.896%, 08/25/2059(a) (b) (d) (e)		652	391,835
13.04%, 08/25/2059(a) (b) (c) (d) (e) (g)		3,681	65,752
Series 2023-NQM1 6.149%, 10/25/2067(a) (b) (d) (e)		462	427,952
6.149%, 10/25/2067(a) (b)		126	124,339
New Residential Mortgage Loan Trust Series 2016-1 4.987%, 03/25/2056(a) (d) (e)		201	134,245
Series 2016-2 5.49%, 11/26/2035(a) (d) (e)		265	202,942
Series 2018-1 5.819%, 12/25/2057(a) (d) (e)		683	500,589
Series 2018-2 5.359%, 02/25/2058(a) (d) (e)		2,031	1,545,963
Series 2019-2 4.784%, 12/25/2057(a) (d) (e)		2,585	1,734,858
Series 2019-5 4.278%, 08/25/2059(a) (d) (e)		3,058	1,991,050
Series 2019-6 4.371%, 09/25/2059(a) (d) (e)		2,920	1,877,503
Series 2019-RPL2 4.006%, 02/25/2059(a) (d) (e)		2,618	1,456,922
PRP Advisors LLC Series 2023-RCF2 4.00%, 11/25/2053(a)		1,000	870,887
Shamrock Residential Series 2023-1 7.124% (EURIBOR 1 Month + 3.75%), 06/24/2071(a) (f)	EUR	487	538,595
8.874% (EURIBOR 1 Month + 5.50%), 06/24/2071(a) (d) (e) (f)		326	296,778
9.874% (EURIBOR 1 Month + 6.50%), 06/24/2071(a) (d) (e) (f)		165	128,124
10.874% (EURIBOR 1 Month + 7.50%), 06/24/2071(a) (d) (e) (f)		348	212,443
Shamrock Residential DAC Series 2022-1 6.774% (EURIBOR 1 Month + 2.40%), 01/24/2061(a) (d) (e) (f)		160	161,669

	Principal Amount (000)		U.S. $ Value

Series 2022-2 6.124% (EURIBOR 1 Month + 2.75%), 02/24/2071(a) (f)	EUR	679	$759,977
7.124% (EURIBOR 1 Month + 3.75%), 02/24/2071(a) (f)		538	607,609
8.874% (EURIBOR 1 Month + 5.50%), 02/24/2071(a) (f)		643	740,711
9.874% (EURIBOR 1 Month + 6.50%), 02/24/2071(a) (f)		181	210,584
10.874% (EURIBOR 1 Month + 7.50%), 02/24/2071(a) (f)		570	670,185
Verus Securitization Trust Series 2023-6 7.815%, 09/25/2068(a) (d) (e)	U.S.$	1,890	1,881,573
Series 2023-INV2 8.122%, 08/25/2068(a) (d) (e)		3,139	3,147,601
Series 2024-6 7.922%, 07/25/2069(a) (d) (e)		1,402	1,389,383
Series 2024-7 7.855%, 09/25/2069(a) (d) (e)		2,264	2,219,667

			30,437,413

Total Asset Backed (cost $84,555,373)			86,888,197

CORPORATE SECURITIES – 35.0%
Bank Debt – 20.1%
Agriculture/Food – 0.3%
Bellsola SAU Series 2024 7.676% (EURIBOR 3 Month + 4.00%), 07/18/2031(f)	EUR	500	557,131

Asset Backed Securities – 0.5%
Lorca Holdco Ltd. Series 2024 03/25/2031(h)	U.S.$	997	998,322

Auto/Motor Carrier – 1.9%
Carnaby Inventory III LLC 07/06/2025(d) (e) (h)		2,400	2,382,720
First Brands Group LLC Series 2024 18.691% (SOFR 1 Month + 14.00%), 05/31/2025(d) (e) (f)		1,260	1,253,574

			3,636,294

Chemicals – 0.1%
Nouryon Finance BV Series 2024 6.914% (EURIBOR 1 Month + 3.50%), 04/03/2028(f)	EUR	98	108,854

	Principal Amount (000)		U.S. $ Value

Commercial Services – 1.0%
Avis Budget Car Rental LLC Series 2023 7.945% (SOFR 1 Month + 3.00%), 03/16/2029(f)	U.S.$	143	$142,670
United Talent Agency LLC Series 2024 07/07/2028(h)		1,746	1,747,807

			1,890,477

Communications – 1.3%
Arches Buyer, Inc. Series 2021 8.195% (SOFR 1 Month + 3.25%), 12/06/2027(f)		992	950,078
Finco Utilitas BV 09/26/2030(h)	EUR	98	108,900
MH Sub I LLC Series 2023 9.095% (SOFR 1 Month + 4.25%), 05/03/2028(f)	U.S.$	97	96,407
Univision Communications, Inc. Series 2022 8.21% (SOFR 1 Month + 3.25%), 01/31/2029(f)		142	138,512
Vmed O2 U.K. Holdco 4 Ltd. Series 2023 10/15/2031(h)	EUR	1,143	1,265,077

			2,558,974

Consumer – 0.6%
Tory Burch LLC 8.21% (LIBOR 1 Month + 3.50%), 04/14/2028(f)	U.S.$	1,140	1,140,787

Financial Services – 3.5%
Advisor Group, Inc. Series 2024 08/17/2028(h)		1,889	1,866,703
AllSpring Buyer LLC 8.137% (SOFR 1 Month + 3.25%), 11/01/2028(f)		1,137	1,132,663
Apex Group Treasury LLC 8.963% (SOFR 1 Month + 3.75%), 07/27/2028(f)		130	129,766
Hyperion Refinance SARL Series 2024 04/18/2030(h)		1,000	1,000,180
8.345% (SOFR 1 Month + 3.50%), 02/15/2031(f)		130	129,797
Nexus Buyer LLC Series 2024 07/31/2031(h)		1,200	1,188,936

	Principal Amount (000)		U.S. $ Value

USI, Inc. Series 2024 7.354% (SOFR 3 Month + 2.75%), 09/14/2030(f)	U.S.$	143	$142,264
VFH Parent LLC Series 2024 06/21/2031(h)		1,000	1,000,000

			6,590,309

Health Care – 3.1%
AthenaHealth Group, Inc. Series 2022 8.095% (SOFR 1 Month + 3.25%), 02/15/2029(f)		995	987,658
Ensemble RCM LLC Series 2024 8.252% (SOFR 1 Month + 3.00%), 08/01/2029(f)		1,793	1,794,439
Heartland Dental LLC Series 2024 9.345% (SOFR 1 Month + 4.50%), 04/28/2028(f)		1,493	1,464,829
Hunter Holdco 3 Ltd. 08/19/2028(h)		98	97,092
Medline Borrower LP Series 2024 7.595% (SOFR 1 Month + 2.75%), 10/23/2028(f)		995	994,901
Organon & Co. Series 2024 7.465% (SOFR 1 Month + 2.50%), 05/19/2031(f)		143	142,249
Parexel International Corp. Series 2024 7.845% (SOFR 1 Month + 3.00%), 11/15/2028(f)		125	124,728
Phoenix Guarantor, Inc. Series 2024 8.095% (SOFR 1 Month + 3.25%), 02/21/2031(f)		143	142,307
Star Parent, Inc. 8.354% (SOFR 3 Month + 3.75%), 09/27/2030(f)		143	138,692

			5,886,895

Industrials – 0.2%
Alliance Laundry Systems LLC 10/08/2027(h)		2	1,910
Inspired FinCo Holdings Ltd. Series 2023 7.378% (EURIBOR 1 Month + 4.00%), 12/31/2028(f)	EUR	130	145,456
MX Holdings U.S., Inc. Series 2023 10/30/2028(h)	U.S.$	143	142,996

	Principal Amount (000)		U.S. $ Value

Propulsion BC Finco SARL 8.354% (SOFR 3 Month + 3.75%), 09/14/2029(f)	U.S.$	110	$110,246

			400,608

Insurance – 0.6%
Asurion LLC Series 2023 9.195% (SOFR 1 Month + 4.25%), 08/19/2028(f)		1,137	1,119,271

Leisure/Entertainment – 3.3%
Banijay Entertainment SAS 03/01/2025(h)		1,127	1,127,955
Caesars Entertainment, Inc. 02/06/2030(h)		957	956,171
Hoya Midco LLC Series 2022 02/03/2029(h)		143	144,107
Kingpin Intermediate Holdings LLC Series 2023 8.345% (SOFR 1 Month + 3.50%), 02/08/2028(f)		130	129,236
Scientific Games Holdings LP Series 2024 8.318% (SOFR 3 Month + 3.00%), 04/04/2029(f)		1,000	993,410
Spectacle Gary Holdings LLC Series 2021 9.195% (SOFR 3 Month + 4.25%), 12/11/2028(f)		2,887	2,861,498

			6,212,377

Packaging & Containers – 1.5%
Kouti BV Series 2021 08/31/2028(h)	EUR	1,000	1,111,914
Radar Bidco SARL Series 2024 04/04/2031(h)	U.S.$	1,750	1,747,270

			2,859,184

Retailing – 1.1%
EG Group Ltd. Series 2021 10.378% (EURIBOR 3 Month + 7.00%), 04/30/2027(f)	EUR	1,733	1,847,006
Hanesbrands, Inc. Series 2023 8.595% (SOFR 1 Month + 3.75%), 03/08/2030(f)	U.S.$	130	129,452

	Principal Amount (000)		U.S. $ Value

Peer Holding III BV Series 2023 7.095% (EURIBOR 3 Month + 3.75%), 09/21/2028(f)	EUR	143	$159,977

			2,136,435

Technology – 1.0%
AppLovin Corp. Series 2024 10/25/2028(h)	U.S.$	995	994,294
7.345% (SOFR 1 Month + 2.50%), 08/16/2030(f)		97	97,215
E2open LLC Series 2020 8.46% (SOFR 1 Month + 3.50%), 02/04/2028(f)		130	130,010
Flexera Software LLC Series 2024 8.461% (SOFR 3 Month + 3.50%), 03/03/2028(f)		97	97,320
Fortress Intermediate 3, Inc. 06/27/2031(h)		130	130,109
Hireright Holdings Corp. Series 2024 8.845% (SOFR 3 Month + 4.00%), 09/27/2030(f)		142	141,331
Marcel BidCo LLC Series 2024 10/07/2030(h)		98	98,315
Peraton Corp. 8.695% (SOFR 1 Month + 3.75%), 02/01/2028(f)		129	124,258
Virtusa Corp. Series 2024 8.095% (SOFR 1 Month + 3.25%), 02/15/2029(f)		130	129,620

			1,942,472

Transportation (Non Auto) – 0.1%
Savage Enterprises LLC Series 2021 7.845% (SOFR 1 Month + 3.00%), 09/15/2028(f)		143	143,837

			38,182,227

Bonds – 14.6%
Agriculture/Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.50%, 02/15/2028(a)		375	382,099

Auto/Motor Carrier – 0.2%
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(a)		375	385,719

	Principal Amount (000)		U.S. $ Value

Building/Construction Products – 0.3%
Country Garden Holdings Co. Ltd. 3.125%, 10/22/2023(a) (i) (j)	U.S.$	792	$58,382
5.125%, 01/17/2024(a) (i) (j)		2,458	181,462
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		375	371,921

			611,765

Chemicals – 0.2%
INEOS Finance PLC 7.50%, 04/15/2029(a)		375	392,182

Communications – 0.4%
Jazz Securities DAC 4.375%, 01/15/2029(a)		375	362,914
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		400	394,200

			757,114

Consumer – 1.0%
Garda World Security Corp. 7.75%, 02/15/2028(a)		375	388,332
Stonegate Pub Co. Financing PLC 10.173% (EURIBOR 3 Month + 6.63%), 07/31/2029(a) (f)	EUR	605	685,808
10.75%, 07/31/2029(a)	GBP	511	705,015

			1,779,155

Energy – 1.1%
Calpine Corp. 5.25%, 06/01/2026(a)	U.S.$	375	373,594
Chesapeake Energy Corp. 6.75%, 04/15/2029(a)		375	381,594
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		375	375,082
KCA Deutag U.K. Finance PLC 9.875%, 12/01/2025(a)		597	598,965
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)		375	379,443

			2,108,678

Financial Services – 0.6%
AG Issuer LLC 6.25%, 03/01/2028(a)		375	365,156
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		375	379,969
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		375	383,314

			1,128,439

	Principal Amount (000)		U.S. $ Value

General Manufacturing – 0.4%
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)	U.S.$	375	$378,409
TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(a)		375	370,497

			748,906

Health Care – 2.1%
IQVIA, Inc. 6.50%, 05/15/2030(a)		375	390,570
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(a)		375	386,673
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		375	374,741
Select Medical Corp. 6.25%, 08/15/2026(a)		2,392	2,404,223
Tenet Healthcare Corp. 6.75%, 05/15/2031		375	391,271

			3,947,478

Industrials – 0.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		375	376,601
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		375	392,798
TransDigm, Inc. 6.75%, 08/15/2028(a)		375	386,250

			1,155,649

Leisure/Entertainment – 1.4%
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		375	388,477
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		375	391,139
Carnival Corp. 7.625%, 03/01/2026(a)		375	378,787
Light & Wonder International, Inc. 7.50%, 09/01/2031(a)		375	393,094
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 03/01/2030(a)		375	370,559
TEGNA, Inc. 4.75%, 03/15/2026(a)		375	370,446
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		375	370,313

			2,662,815

Miscellaneous Industries – 4.5%
AccorInvest Group SA 6.375%, 10/15/2029(a)	EUR	116	133,614
APCOA Group GmbH 6.00%, 04/15/2031(a)		310	343,443

	Principal Amount (000)		U.S. $ Value

Bank of Ireland Group PLC 6.375% (EUAMDB 5 Year + 4.03%), 03/10/2030(a) (f) (k)	EUR	278	$310,870
Bubbles Bidco SpA 6.50%, 09/30/2031(a)		363	403,893
Coronado Finance Pty. Ltd. 9.25%, 10/01/2029(a)	U.S.$	535	549,712
Dynamo Newco II GmbH 6.25%, 10/15/2031(a)	EUR	788	881,092
Fortress Transportation & Infrastructure Investors LLC 5.875%, 04/15/2033(a)	U.S.$	540	537,300
IGT Lottery Holdings BV 4.25%, 03/15/2030(a)	EUR	270	302,710
ING Groep NV 7.25% (SOFR 5 Year + 4.09%), 11/16/2034(a) (f) (k)	U.S.$	139	143,339
KBC Group NV 6.25% (EUAMDB 5 Year + 3.99%), 09/17/2031(a) (f) (k)	EUR	600	669,694
LABL, Inc. 8.625%, 10/01/2031(a)	U.S.$	272	270,419
Matador Resources Co. 6.25%, 04/15/2033(a)		532	522,876
Perrigo Finance Unlimited Co. 5.375%, 09/30/2032	EUR	89	100,565
Post Holdings, Inc. 6.25%, 10/15/2034(a)	U.S.$	272	273,326
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		272	272,945
Starwood Property Trust, Inc. 6.00%, 04/15/2030(a)		538	538,000
Terex Corp. 6.25%, 10/15/2032(a)		270	270,000
UniCredit SpA 6.50% (EUAMDB 5 Year + 4.21%), 12/03/2031(a) (f) (k)	EUR	361	408,198
Univision Communications, Inc. 8.50%, 07/31/2031(a)	U.S.$	540	541,112
Venture Global LNG, Inc. 9.00% (H15T 5 Year + 5.44%), 09/30/2029(a) (f) (k)		537	544,719
Wayfair LLC 7.25%, 10/31/2029(a)		267	273,675
Windstream Escrow LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		269	273,751

			8,565,253

Retailing – 1.2%
Bellis Acquisition Co. PLC 8.125%, 05/14/2030(a)	GBP	1,750	2,309,994

	Principal Amount (000)		U.S. $ Value

Technology – 0.2%
Match Group Holdings II LLC 5.625%, 02/15/2029(a)	U.S.$	375	$374,239

Transportation (Non Auto) – 0.2%
Fortress Transportation & Infrastructure Investors LLC 7.00%, 06/15/2032(a)		375	392,484

			27,701,969

	Shares

Equity Investments – 0.3%
Alternative Energy – 0.3%
Intersect Power LLC(d) (e) (i)		96	496,348

Total Corporate Securities (cost $66,882,917)			66,380,544

SPECIAL OPPORTUNITIES – 9.8%
Equity Investments – 9.8%
Aviation – 9.8%
Aergo Capital Ltd.(b) (d) (e) (i) (cost $18,665,513)		18,666	18,599,388

LOAN PORTFOLIOS – 7.4%
Equity Investments – 6.0%
Alternative Energy – 0.3%
Coral Reef SPV SARL(d) (e) (i)		576	641,501

Commercial Real Estate Loans – 1.9%
CVI Thompson Holdings LLC(b) (d) (e) (i)		3,561	3,561,119

Consumer Loan Portfolios – 3.7%
CVI CB Holdings IV LLC(d) (e) (i)		2,863	2,934,415
CVI MF Acquisition Trust II(d) (e) (i)		423	422,761
CVI OCT Acquisition Trust(b) (d) (e) (i)		403	403,180
Kielder Funding, Ltd.(d) (e) (i)		2,448	3,272,521

			7,032,877

Residential Loan Portfolios – 0.1%
Kutxabank SA(b) (d) (e) (i)		350	289,308

			11,524,805

	Principal Amount (000)

Debt Investments – 1.4%
Alternative Energy – 1.4%
GoldenPeaks Capital 15.326% (EURIBOR 3 Month + 12.00%), 05/02/2029(d) (e) (f)	EUR	2,440	2,663,287

Total Loan Portfolios (cost $14,051,681)			14,188,092

U.S. $ Value

Total Investments – 98.0% (cost $184,155,484)(l)	$186,056,221
Other assets less liabilities – 2.0%	3,702,282

Net Assets – 100.0%	$189,758,503

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	GBP	12,346	USD	15,846	12/18/2024	$ (657,887)
HSBC Bank USA	USD	670	GBP	513	12/18/2024	16,035
HSBC Bank USA	USD	311	GBP	233	12/28/2024	278
HSBC Bank USA	EUR	32,352	USD	36,050	03/19/2025	(197,435)
HSBC Bank USA	USD	211	EUR	190	03/19/2025	1,517
HSBC Bank USA	USD	855	EUR	763	03/19/2025	(111)

						$ (837,603)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	12,800	08/05/2027	1 Day SOFR	3.496%	Annual	$131,366	$4,654	$126,712
USD	15,700	08/05/2027	1 Day SOFR	3.496%	Annual	161,239	5,354	155,885
USD	11,439	09/03/2027	1 Day SOFR	3.799%	Annual	40,987	—	40,987
USD	45,758	09/03/2027	1 Day SOFR	3.799%	Annual	163,950	—	163,950

						$497,542	$10,008	$487,534

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Barclay Bank PLC
Republic of Poland Government Bond, 06/20/2029*	(1.00)%	Annual	7.50%	USD	705	$(11,139)	$(7,628)	$(3,511)
Republic of Poland Government Bond, 06/20/2029*	(1.00)	Annual	7.50	USD	1,551	(24,506)	(17,484)	(7,022)

						$(35,645)	$(25,112)	$(10,533)

*	Termination date

**	Principal Amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $108,509,707 or 57.2% of net assets.

(b)	Affiliated investments.
(c)

The subordinated notes represented are considered equity positions in the securitized vehicle. The securitized equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to senior debt holders and other expenses. The current estimated yield that is disclosed, calculated using amortized cost, is based on the current projections of this excess cash flow taking into account assumptions which have been made regarding expected prepayments, losses and future reinvestment rates. These assumptions are periodically reviewed and adjusted. Ultimately, the actual yield may be higher or lower than the estimated yield if actual results differ from those used for the assumptions.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(g)	IO - Interest Only.
(h)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,835,532 and gross unrealized depreciation of investments was $(3,457,794) resulting in net unrealized appreciation of $2,377,738.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CLO – Collateralized Loan Obligations

EUAMDB – ICE Swap Rate

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Constant Maturity Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

64.2%	United States
16.2%	United Kingdom
13.2%	Ireland
1.6%	Italy
1.4%	Poland
1.3%	France
0.9%	Greece
0.8%	Spain
0.2%	Germany
0.1%	China
0.1%	Belgium

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB CarVal Credit Opportunities Fund

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s investments in corporate securities and derivatives are primarily valued using Level 2 inputs which generally consist of vendor pricing and multiple broker quotes based on the yield, maturity, credit quality and bids or trading activity in the security or similar securities, thereby demonstrating consensus pricing. Corporate securities valued using Level 1 inputs generally represent an immaterial portion of the investment portfolio; however, they would be valued using the readily available market prices. Inputs from Level 3 are also utilized for corporate securities and derivatives, depending on the information available and characteristics of the asset type. Investments in asset backed, loan portfolios, and special opportunities are valued with Level 3 inputs primarily using a discounted cash flow analysis. This analysis takes into consideration risk adjusted rates of return as applied to the cash inflows and outflows anticipated in connection with managing and/or disposing each specific investment. This analysis may include factors such as income streams, local market activity, timing, collateral, payment history, comparative sales values, and other similar factors that have or will influence the exit of the investment. However, certain structured credit and special opportunities investments may be valued using a market approach depending on the availability of broker quotes or other information. Further, certain asset backed investments may be valued using Level 2 inputs depending on the information available. All forward foreign currency contracts held at June 30, 2024 were valued using Level 2 inputs which include forward rates.

The Fund may use Special Purpose Vehicles (“SPVs”) or other similar vehicles to facilitate its investments in various strategies. The Fund will provide funding to the SPVs in a form of a loan receivable and/or an equity contribution. The SPVs, in turn purchase and own the underlying investment assets. In these instances, the Fund’s loan receivable and/or equity contributions represent the instrument that is fair valued.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Asset Backed	$—	$42,719,232	$44,168,965	$86,888,197
Corporate Securities	—	62,247,902	4,132,642	66,380,544
Special Opportunities	—	—	18,599,388	18,599,388
Loan Portfolios	—	—	14,188,092	14,188,092

Total Investments in Securities	—	104,967,134	81,089,087	186,056,221
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	17,830	—	17,830
Centrally Cleared Interest Rate Swaps	—	497,542	—	497,542
Liabilities:
Forward Currency Exchange Contracts	—	(855,433)	—	(855,433)
Credit Default Swaps	—	(35,645)	—	(35,645)

Total	$—	$104,591,428	$81,089,087	$185,680,515

(a)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards, swaps, options and warrants, which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed	Corporate Securities	Special Opportunities
Balance as of 06/30/2024	$32,941,831	$4,122,659	$14,813,252
Accrued discounts/(premiums)	30,727	—	—
Realized gain (loss)	12,614	—	—
Change in unrealized appreciation/depreciation	1,290,960	9,983	(188,052)
Purchases	10,117,463	1,882,786	6,628,464
Sales/Paydowns	(392,327)	—	(2,654,276)
Transfers into Level 3	167,697	—	—
Transfers out of Level 3	—	(1,882,786)	—

Balance as of 09/30/2024	$44,168,965	$4,132,642	$18,599,388

Net change in unrealized appreciation/depreciation from investments held as of 09/30/2024	$1,289,759	$9,983	$(188,052)

	Loan Portfolio	Total
Balance as of 06/30/2024	$2,634,908	$54,512,650
Accrued discounts/(premiums)	—	30,727
Realized gain (loss)	1,740	14,354
Change in unrealized appreciation/depreciation	298,190	1,411,081
Purchases	13,319,109	31,947,822
Sales/Paydowns	(2,065,855)	(5,112,458)
Transfers into Level 3	—	167,697
Transfers out of Level 3	—	(1,882,786)

Balance as of 09/30/2024	$14,188,092	$81,089,087

Net change in unrealized appreciation/depreciation from investments held as of 09/30/2024	$298,190	$1,409,880

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2024.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 09/30/24	Valuation Technique	Unobservable Input	Input Range/Weighted Average***
Asset Backed	$5,918,454	Broker Quotes and/or 3rd Party Pricing Services**	N/A	N/A
	$11,629,765	Discounted Cash Flow	Discount Rate	4.25-24.81% / 8.74%
	$24,025,634	Market Comparables	Market Spread*	210-838bps / 450bps
	$2,595,112	Market Comparables	Recent Transaction	N/A

	$44,168,965

Corporate Securities	$3,636,294	Market Comparables	Discount Rate	18.60%
	$496,348	Discounted Cash Flow	Discount Rate	14.00-20.00% / 18.68%

	$4,132,642

Special Opportunities	$18,599,388	Discounted Cash Flow	Discount Rate	10.01-28.47% / 14.47%

Loan Portfolios	$11,524,805	Discounted Cash Flow	Discount Rate	12.50-18.50% / 14.66%
	$2,663,287	Discounted Cash Flow	Discount Rate	15.43%

	$14,188,092

*	The Market Spreads are compared to related U.S. Treasuries and used to calculate the fair value.
**

The valuation is based on non-binding broker quotes or market comparables where quantitative inputs are not observable. Broker quotes or market comparables have been reviewed and substantiated by the Adviser and may be adjusted for timing or other market events, if necessary.

***

Represents the range of discount rates or spreads that are utilized as an input by the Adviser for purposes of generating a fair value. Weighted average excludes investments that have been marked to zero fair market value, when applicable.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Recent Transaction, and Market Spread in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in affiliated entities by the Adviser for the three months ended September 30, 2024 is as follows.

Issuer	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2024 (000)	Income (000)
Aergo Capital Ltd.	$14,813	$0	$0	$0	$(1,192)	$13,621	$0
Italy Hotels SRL, Series 2022-1, 11/25/2027, 6.775%	1,072	0	0	0	29	1,101	20
Italy Hotels SRL, Series 2022-1, 11/25/2027, 10.275%	1,170	0	0	0	33	1,203	33
Italy Hotels SRL, Series 2022-1, 12/31/2049, 0.000%	0	0	0	0	0	0	0
Kutxabank SA	306	0	0	0	(17)	289	0
Mill City Mortgage Loan Trust, Series 2018-4, 04/25/2066, 10.50%	17	0	0	0	1	18	0
Mill City Mortgage Loan Trust, Series 2018-4, 04/25/2066, 8.03%	54	0	0	0	5	59	0
Mill City Mortgage Loan Trust, Series 2018-4, 04/25/2066, 3.070%	298	0	0	0	16	314	4
Mill City Mortgage Loan Trust, Series 2018-4, 04/25/2066, 3.250%	292	0	0	0	17	309	3
Mill City Mortgage Loan Trust, Series 2019-1, 10/25/2069, 12.48%	17	0	0	0	0	17	0
Mill City Mortgage Loan Trust, Series 2019-1, 10/25/2069, 3.584%	459	0	0	0	20	479	8
Mill City Mortgage Loan Trust, Series 2019-GS2, 08/25/2059, 13.04%	70	0	0	(1)	(3)	66	0
Mill City Mortgage Loan Trust, Series 2019-GS2, 08/25/2059, 0.080%	16	0	0	0	0	16	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 08/25/2059, 3.250%	276	0	79	11	9	217	2
Mill City Mortgage Loan Trust, Series 2019-GS2, 08/25/2059, 3.250%	213	0	0	0	36	249	3
Mill City Mortgage Loan Trust, Series 2019-GS2, 08/25/2059, 3.896%	374	0	0	0	17	391	6

Issuer	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2024 (000)	Income (000)
Mill City Mortgage Loan Trust, Series 2023-NQM1, 10/25/2067, 6.149%	$174	$0	$53	$1	$2	$124	$2
Mill City Mortgage Loan Trust, Series 2023-NQM1, 10/25/2067, 6.149%	405	0	0	0	23	428	7
Mill City Solar Loan Ltd., Series 2019-1, 03/20/2043, 0.000%	239	0	241	(1)	3	0	0
Mill City Solar Loan Ltd., Series 2019-1, 03/20/2043, 5.920%	107	0	0	0	(1)	106	2
Mill City Solar Loan Ltd., Series 2019-1, 03/20/2043, 7.140%	84	0	0	0	(1)	83	2
Mill City Solar Loan Ltd., Series 2019-2GS, 07/20/2043, 0.000%	428	0	0	0	(16)	412	0
Mill City Solar Loan Ltd., Series 2019-2GS, 07/20/2043, 2.000%	296	0	0	0	3	299	2
Mill City Solar Loan Ltd., Series 2020-1, 06/20/2047, 0.000%	406	0	0	0	(18)	388	0
Total	$21,586	$0	$373	$10	$ (1,034)	$20,189	$95